Segment reporting (Tables)	6 Months Ended
Jun. 30, 2018
Segment reporting
Schedule of segment reporting

	Three months ended June 30,
	2018		2017
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	1,883	3,379	2,542	2,611

Gross profit	561	1,492	925	1,185
Gross profit in %	29.8%	44.2%	36.4%	45.4%

	Six months ended June 30,
	2018		2017
	(€ in thousands)
	SYSTEMS	SERVICES	SYSTEMS	SERVICES
Revenues	3,258	7,056	4,235	5,448

Gross profit	990	3,330	1,278	2,413
Gross profit in %	30.4%	47.2%	30.2%	44.3%